Document And Entity Information (USD $)	12 Months Ended
	Mar. 31, 2012	May 31, 2012	Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	CLIFTON SAVINGS BANCORP INC
Entity Central Index Key	0001240581
Current Fiscal Year End Date	--03-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		26,140,017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 78,220,428